Loans and financing (Details 4) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Book value	R$ 11,984,891
Fair value	7,688,795
Debentures [Member]
IfrsStatementLineItems [Line Items]
Book value	1,072,019
Fair value	1,090,976
E S N 2024 [Member]
IfrsStatementLineItems [Line Items]
Book value	1,857,429
Fair value	1,105,629
Percentage of exchange premium
IfrsStatementLineItems [Line Items]
Book value	3,471,272
Fair value	1,608,715
Exchange rate
IfrsStatementLineItems [Line Items]
Book value	3,272,229
Fair value	2,027,204
Secured Amortizing Notes [Member]
IfrsStatementLineItems [Line Items]
Book value	1,003,279
Fair value	1,021,510
Perpetual Notes [Member]
IfrsStatementLineItems [Line Items]
Book value	819,597
Fair value	345,695
Other [Member]
IfrsStatementLineItems [Line Items]
Book value	489,066
Fair value	R$ 489,066